Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
SALES, net	$ 10,946,158	$ 7,351,323	$ 18,366,712	$ 14,185,798	$ 30,081,577	$ 17,002,052
COST OF GOODS SOLD (exclusive of depreciation shown separately below)	15,371,112	3,770,271	21,667,739	7,926,921	19,814,287	11,097,868
GROSS (LOSS) MARGIN	(4,424,954)	3,581,052	(3,301,027)	6,258,877	10,267,290	5,904,184
OPERATING EXPENSES
Selling expenses	4,717,178	5,593,122	8,743,233	12,046,413	26,124,853	10,763,951
Operations expense	1,349,157	970,302	2,579,540	2,030,086	4,521,771	2,309,201
Salaries and wages (including non-cash compensation)					9,275,724	5,799,460
Salaries and wages	3,510,076	1,601,664	6,095,976	3,003,310
Depreciation and amortization expense	503,360	396,708	947,725	791,556	1,621,733	1,290,128
Prepaid media reserve	1,489,028		1,489,028
Gain on disposal of fixed assets	(24,012)	(9,654)	(24,012)	(8,578)	11,015	13,512
Total operating expenses	11,544,787	8,552,142	19,831,490	17,862,787	41,555,096	20,176,252
OPERATING LOSS	(15,969,741)	(4,971,090)	(23,132,517)	(11,603,910)	(31,287,806)	(14,272,068)
OTHER (EXPENSE) INCOME
Interest expense	(180,536)	(1,147,168)	(369,031)	(1,957,257)	(3,027,707)	(3,301,818)
PPP loan forgiveness				1,669,552	1,669,552
Change in fair value of Private Warrants	39,996		85,310		252,800
Gain on debt extinguishment		545,200		545,200	545,200
Other (expense) income	(215,383)	12,341	(215,382)	24,548	(111,689)	27,115
Total other (expense) income	(355,923)	(589,627)	(499,103)	282,043	(671,844)	(3,274,703)
NET LOSS BEFORE INCOME TAXES	(16,325,664)	(5,560,717)	(23,631,620)	(11,321,867)	(31,959,650)	(17,546,771)
Income taxes	28,655		36,441		30,272
NET LOSS	$ (16,354,319)	$ (5,560,717)	$ (23,668,061)	$ (11,321,867)	$ (31,989,922)	$ (17,546,771)
Loss per common share:
Basic and diluted	$ (0.53)	$ (0.55)	$ (0.78)	$ (1.12)	$ (2.16)	$ (2.14)
Weighted average shares outstanding:
Basic and diluted	30,946,486	10,139,422	30,355,697	10,141,928	14,821,319	8,184,663